Cash and cash equivalents:	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents:
Cash and cash equivalents:

Note 5 - Cash and cash equivalents:

As of December 31, 2024 and 2025, cash and short-term cash equivalents are shown below:

	December 31,
	2024		2025
Cash held at banks	Ps.	11,495,389	Ps.	4,258,090
Short term investments		8,588,068		6,858,245
Total cash and cash equivalents	Ps.	20,083,457	Ps.	11,116,335

5.1) Restricted cash

Aerostar

In accordance with Aerostar’s long-term bond placement contracts, it is required to maintain debt reserves and operating expenses, under two options described in the same contract, which are: 1) cash, through a specific bank account or 2) letter qualified credit. Until February 2022, this requirement was covered by the letter of credit issued by Aerostar stockholders in favor of Citibank, which generated commissions (recognized as an expense) thus having the guarantee of a third party. Derived from Aerostar’s available liquidity, as of March 2022, the Administration decided to meet these reserves with the cash that was available, for which, through a specific bank account, it maintains the amount that is restricted for reserves. The Company does not have immediate access to these resources because it is required to maintain reserves at all times and the use of these reserves is subject to authorizations in accordance with the bond placement agreements. These deposits are subject to contractual restrictions and therefore are not available for general use. As of December 31, 2024 and 2025, the restricted cash balance amounts to Ps.1,464,532 and Ps.1,293,363, respectively.

As of December 31, 2024 and 2025, restricted cash include the amounts collected by Aerostar for the concept of “Passenger Facility Charge” (PFC) which are restricted to be used to fund investment projects in airport infrastructure previously authorized by the FAA, of Ps.579,093 and Ps.747,664, respectively. (See Notes 17.c and 19.6.).

In according with IAS 7 Statement of Cash Flow, restricted cash movements are presented within operating, investing or financing activities, depending on the nature of the underlying restriction, and are considered in the reconciliation of cash and cash equivalents at the beginning and end of the period.